Trade and Other Payables (Details) - USD ($)				6 Months Ended
	Sep. 27, 2024	Apr. 29, 2024	Jul. 04, 2023	Dec. 31, 2024
Trade and Other Payables [Line Items]
Gross proceeds			$ 125,000,000
Percentage of bid price			90.00%
Commitment shares (in Shares)			122,549
Commitment fee put amount	$ 3,020,000	$ 3,020,000	$ 1,875,000
Cash payment	1,750,000
Capital raising transaction	15,000,000			$ 3,500,000
Penalty payable	10,000
Incur interest rate, percentage				10.00%
GEM [Member]
Trade and Other Payables [Line Items]
Warrant shares (in Shares)			1,814,797
Exercise price per share (in Dollars per share)			$ 10.71
Warrant exchange of shares			$ 27,200,000
Cash payment	$ 3,500,000
Amount payable				$ 3,500,000
Accrued interest				$ 235,890